Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	HYYH CPA. LLC
Auditor Firm ID	7302
Auditor Location	Baltimore, Maryland
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Zhibao Technology Inc. (the “Company”) as of June 30, 2024 and 2025, the related consolidated statements of operations and comprehensive (loss) income, changes in shareholders’ equity and cash flows for each of the three years in the period ended June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company at June 30, 2024, and 2025, and the results of its operations and its cash flows for each of the three years in the period ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.